Inventories, Net - Schedule of Inventories, Net (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Inventories, Net [Abstract]
Raw materials	$ 15,034,280	$ 14,023,679
Work in process	267,395	267,465
Finished goods	13,647,359	9,793,567
Total inventories	28,949,034	24,084,711
Less: inventory valuation allowance
Inventories, net	$ 28,949,034	$ 24,084,711